Concentration of Credit Risk	6 Months Ended
Mar. 31, 2026
Concentration of Credit Risk [Abstract]
CONCENTRATION OF CREDIT RISK

19. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its Customers, and generally does not require collateral or other security from them. The allowance for credit losses for accounts receivable is based upon the current expected credit losses (“CECL”) model. The CECL model requires an estimate of the credit losses expected over the life of accounts receivable since initial recognition, and accounts receivable with similar risk characteristics are grouped together when estimating CECL. The Group conducts periodic reviews of the financial condition and payment practices of its Customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total revenue.

	For the six months ended March 31,
	2026	2025
Percentage of the Group’s total revenue
Customer N	14.66%	25.37%
Customer L	25.10%	24.09%
Customer M	19.40%	12.43%
Customer K	11.77%	12.10%
Customer R	27.49%	*

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total accounts receivable:

	As of March 31, 2026	As of September 30, 2025
Percentage of the Group’s accounts receivable
Customer K	15.11%	18.07%
Customer L	23.24%	26.04%
Customer M	18.80%	20.87%
Customer N	22.81%	28.30%
Customer R	16.19%	*

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total contract liabilities:

	As of March 31, 2026	As of September 30, 2025
Percentage of the Group’s contract liabilities
Customer O	78.39%	84.90%
Customer J	16.87%	11.60%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the six months ended March 31,
	2026	2025
Percentage of the Group’s purchase
Supplier S	98.63%	19.43%
Supplier B	*	17.61%
Supplier O	*	14.81%
Supplier F	*	10.74%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total account payable to suppliers:

	As of March 31, 2026	As of September 30, 2025
Percentage of the Group’s account payable
Supplier S	*	87.60%
Supplier O	*	12.34%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total advance to suppliers:

	As of March 31, 2026	As of September 30, 2025
Percentage of the Group’s advance to suppliers
Supplier T	85.70%	99.93%

*	represent percentage less than 10%